Unaudited Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Quarterly Financial Information [Table Text Block]

	2015 Quarterly Periods Ended
	March 31	June 30	September 30	December 31
Earnings Attributable to AEP Common Shareholders	$629.2	$430.0	$518.3	$469.6

Basic Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (a)	1.27	0.88	1.04	0.41
Basic Earnings per Share Attributable to AEP Common Shareholders from Discontinued Operations (b)	0.02	—	0.02	0.54
Total Basic Earnings per Share Attributable to AEP Common Shareholders (a)	1.29	0.88	1.06	0.95

Diluted Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (a)	1.27	0.88	1.04	0.41
Diluted Earnings per Share Attributable to AEP Common Shareholders from Discontinued Operations (b)	0.02	—	0.02	0.54
Total Diluted Earnings per Share Attributable to AEP Common Shareholders (a)	1.29	0.88	1.06	0.95

	2014 Quarterly Periods Ended
	March 31	June 30	September 30	December 31
Earnings Attributable to AEP Common Shareholders	$559.8	$389.9	$493.2	$190.9

Basic Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations	1.14	0.79	0.99	0.32
Basic Earnings per Share Attributable to AEP Common Shareholders from Discontinued Operations (a)(b)	0.01	0.01	0.02	0.07
Total Basic Earnings per Share Attributable to AEP Common Shareholders (a)	1.15	0.80	1.01	0.39

Diluted Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations	1.14	0.79	0.99	0.32
Diluted Earnings per Share Attributable to AEP Common Shareholders from Discontinued Operations (a)(b)	0.01	0.01	0.02	0.07
Total Diluted Earnings per Share Attributable to AEP Common Shareholders (a)	1.15	0.80	1.01	0.39

(a)	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.

(b)	Relates to sale of AEPRO (see Note 7).

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2015
Total Revenues	$4,580.4		$899.0	$586.3	$918.4	$306.8	$431.7
Operating Income	1,102.8		273.5	124.4	122.9	34.9	92.3
Income from Continuing Operations	620.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.5		—	—	—	—	—
Net Income	630.7		141.8	72.7	65.4	13.7	46.7

June 30, 2015
Total Revenues	$3,826.7		$682.0	$544.3	$705.8	$319.5	$438.1
Operating Income	804.1		145.7	91.4	96.5	55.5	110.1
Income from Continuing Operations	431.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(0.1)		—	—	—	—	—
Net Income	431.3		59.0	50.6	47.7	27.1	59.5

September 30, 2015
Total Revenues	$4,431.4		$727.5	$568.3	$782.3	$420.3	$532.5
Operating Income	960.2		157.9	103.4	140.9	84.5	141.2
Income from Continuing Operations	511.8		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	7.8		—	—	—	—	—
Net Income	519.6		74.6	56.6	71.6	44.7	82.1

December 31, 2015
Total Revenues	$3,614.7		$655.0	$487.3	$692.2	$292.6	$378.6
Operating Income	466.4		133.7	50.7	100.5	18.3	25.6
Income from Continuing Operations	205.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	265.5	(a)	—	—	—	—	—
Net Income	470.7		65.2	24.9	48.0	7.0	7.7

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2014
Total Revenues	$4,497.5		$913.4	$641.8	$880.2	$301.4	$440.6
Operating Income	1,032.3		220.0	146.0	115.7	25.3	64.7
Income from Continuing Operations	558.3		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	2.7		—	—	—	—	—
Net Income	561.0		101.8	87.1	60.8	8.4	23.0

June 30, 2014
Total Revenues	$3,900.6		$694.7	$533.9	$786.1	$318.8	$449.3
Operating Income	760.7		110.7	57.1	114.0	48.9	78.8
Income from Continuing Operations	388.4		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	2.7		—	—	—	—	—
Net Income	391.1		36.2	27.3	56.5	22.5	32.8

September 30, 2014
Total Revenues	$4,161.4		$709.9	$542.9	$839.2	$417.0	$531.8
Operating Income	904.9		130.2	62.9	104.7	87.4	133.2
Income from Continuing Operations	484.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.2		—	—	—	—	—
Net Income	494.4		48.8	26.6	54.1	45.1	74.6

December 31, 2014
Total Revenues	$3,819.1		$735.1	$531.1	$871.4	$314.4	$424.7
Operating Income	429.5	(b)	107.3	39.2	99.1	27.2	46.0
Income from Continuing Operations	159.6		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	31.9		—	—	—	—	—
Net Income	191.5	(b)	28.6	14.6	45.0	10.9	14.2

(a)	Includes sale of AEPRO (see Note 7).

(b)	Includes termination of coal contract and a KPCo regulatory disallowance (see Note 4).

Appalachian Power Co [Member]
Schedule of Quarterly Financial Information [Table Text Block]

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2015
Total Revenues	$4,580.4		$899.0	$586.3	$918.4	$306.8	$431.7
Operating Income	1,102.8		273.5	124.4	122.9	34.9	92.3
Income from Continuing Operations	620.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.5		—	—	—	—	—
Net Income	630.7		141.8	72.7	65.4	13.7	46.7

June 30, 2015
Total Revenues	$3,826.7		$682.0	$544.3	$705.8	$319.5	$438.1
Operating Income	804.1		145.7	91.4	96.5	55.5	110.1
Income from Continuing Operations	431.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(0.1)		—	—	—	—	—
Net Income	431.3		59.0	50.6	47.7	27.1	59.5

September 30, 2015
Total Revenues	$4,431.4		$727.5	$568.3	$782.3	$420.3	$532.5
Operating Income	960.2		157.9	103.4	140.9	84.5	141.2
Income from Continuing Operations	511.8		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	7.8		—	—	—	—	—
Net Income	519.6		74.6	56.6	71.6	44.7	82.1

December 31, 2015
Total Revenues	$3,614.7		$655.0	$487.3	$692.2	$292.6	$378.6
Operating Income	466.4		133.7	50.7	100.5	18.3	25.6
Income from Continuing Operations	205.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	265.5	(a)	—	—	—	—	—
Net Income	470.7		65.2	24.9	48.0	7.0	7.7

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2014
Total Revenues	$4,497.5		$913.4	$641.8	$880.2	$301.4	$440.6
Operating Income	1,032.3		220.0	146.0	115.7	25.3	64.7
Income from Continuing Operations	558.3		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	2.7		—	—	—	—	—
Net Income	561.0		101.8	87.1	60.8	8.4	23.0

June 30, 2014
Total Revenues	$3,900.6		$694.7	$533.9	$786.1	$318.8	$449.3
Operating Income	760.7		110.7	57.1	114.0	48.9	78.8
Income from Continuing Operations	388.4		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	2.7		—	—	—	—	—
Net Income	391.1		36.2	27.3	56.5	22.5	32.8

September 30, 2014
Total Revenues	$4,161.4		$709.9	$542.9	$839.2	$417.0	$531.8
Operating Income	904.9		130.2	62.9	104.7	87.4	133.2
Income from Continuing Operations	484.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.2		—	—	—	—	—
Net Income	494.4		48.8	26.6	54.1	45.1	74.6

December 31, 2014
Total Revenues	$3,819.1		$735.1	$531.1	$871.4	$314.4	$424.7
Operating Income	429.5	(b)	107.3	39.2	99.1	27.2	46.0
Income from Continuing Operations	159.6		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	31.9		—	—	—	—	—
Net Income	191.5	(b)	28.6	14.6	45.0	10.9	14.2

(a)	Includes sale of AEPRO (see Note 7).

(b)	Includes termination of coal contract and a KPCo regulatory disallowance (see Note 4).

Indiana Michigan Power Co [Member]
Schedule of Quarterly Financial Information [Table Text Block]

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2015
Total Revenues	$4,580.4		$899.0	$586.3	$918.4	$306.8	$431.7
Operating Income	1,102.8		273.5	124.4	122.9	34.9	92.3
Income from Continuing Operations	620.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.5		—	—	—	—	—
Net Income	630.7		141.8	72.7	65.4	13.7	46.7

June 30, 2015
Total Revenues	$3,826.7		$682.0	$544.3	$705.8	$319.5	$438.1
Operating Income	804.1		145.7	91.4	96.5	55.5	110.1
Income from Continuing Operations	431.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(0.1)		—	—	—	—	—
Net Income	431.3		59.0	50.6	47.7	27.1	59.5

September 30, 2015
Total Revenues	$4,431.4		$727.5	$568.3	$782.3	$420.3	$532.5
Operating Income	960.2		157.9	103.4	140.9	84.5	141.2
Income from Continuing Operations	511.8		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	7.8		—	—	—	—	—
Net Income	519.6		74.6	56.6	71.6	44.7	82.1

December 31, 2015
Total Revenues	$3,614.7		$655.0	$487.3	$692.2	$292.6	$378.6
Operating Income	466.4		133.7	50.7	100.5	18.3	25.6
Income from Continuing Operations	205.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	265.5	(a)	—	—	—	—	—
Net Income	470.7		65.2	24.9	48.0	7.0	7.7

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2014
Total Revenues	$4,497.5		$913.4	$641.8	$880.2	$301.4	$440.6
Operating Income	1,032.3		220.0	146.0	115.7	25.3	64.7
Income from Continuing Operations	558.3		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	2.7		—	—	—	—	—
Net Income	561.0		101.8	87.1	60.8	8.4	23.0

June 30, 2014
Total Revenues	$3,900.6		$694.7	$533.9	$786.1	$318.8	$449.3
Operating Income	760.7		110.7	57.1	114.0	48.9	78.8
Income from Continuing Operations	388.4		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	2.7		—	—	—	—	—
Net Income	391.1		36.2	27.3	56.5	22.5	32.8

September 30, 2014
Total Revenues	$4,161.4		$709.9	$542.9	$839.2	$417.0	$531.8
Operating Income	904.9		130.2	62.9	104.7	87.4	133.2
Income from Continuing Operations	484.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.2		—	—	—	—	—
Net Income	494.4		48.8	26.6	54.1	45.1	74.6

December 31, 2014
Total Revenues	$3,819.1		$735.1	$531.1	$871.4	$314.4	$424.7
Operating Income	429.5	(b)	107.3	39.2	99.1	27.2	46.0
Income from Continuing Operations	159.6		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	31.9		—	—	—	—	—
Net Income	191.5	(b)	28.6	14.6	45.0	10.9	14.2

(a)	Includes sale of AEPRO (see Note 7).

(b)	Includes termination of coal contract and a KPCo regulatory disallowance (see Note 4).

Ohio Power Co [Member]
Schedule of Quarterly Financial Information [Table Text Block]

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2015
Total Revenues	$4,580.4		$899.0	$586.3	$918.4	$306.8	$431.7
Operating Income	1,102.8		273.5	124.4	122.9	34.9	92.3
Income from Continuing Operations	620.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.5		—	—	—	—	—
Net Income	630.7		141.8	72.7	65.4	13.7	46.7

June 30, 2015
Total Revenues	$3,826.7		$682.0	$544.3	$705.8	$319.5	$438.1
Operating Income	804.1		145.7	91.4	96.5	55.5	110.1
Income from Continuing Operations	431.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(0.1)		—	—	—	—	—
Net Income	431.3		59.0	50.6	47.7	27.1	59.5

September 30, 2015
Total Revenues	$4,431.4		$727.5	$568.3	$782.3	$420.3	$532.5
Operating Income	960.2		157.9	103.4	140.9	84.5	141.2
Income from Continuing Operations	511.8		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	7.8		—	—	—	—	—
Net Income	519.6		74.6	56.6	71.6	44.7	82.1

December 31, 2015
Total Revenues	$3,614.7		$655.0	$487.3	$692.2	$292.6	$378.6
Operating Income	466.4		133.7	50.7	100.5	18.3	25.6
Income from Continuing Operations	205.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	265.5	(a)	—	—	—	—	—
Net Income	470.7		65.2	24.9	48.0	7.0	7.7

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2014
Total Revenues	$4,497.5		$913.4	$641.8	$880.2	$301.4	$440.6
Operating Income	1,032.3		220.0	146.0	115.7	25.3	64.7
Income from Continuing Operations	558.3		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	2.7		—	—	—	—	—
Net Income	561.0		101.8	87.1	60.8	8.4	23.0

June 30, 2014
Total Revenues	$3,900.6		$694.7	$533.9	$786.1	$318.8	$449.3
Operating Income	760.7		110.7	57.1	114.0	48.9	78.8
Income from Continuing Operations	388.4		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	2.7		—	—	—	—	—
Net Income	391.1		36.2	27.3	56.5	22.5	32.8

September 30, 2014
Total Revenues	$4,161.4		$709.9	$542.9	$839.2	$417.0	$531.8
Operating Income	904.9		130.2	62.9	104.7	87.4	133.2
Income from Continuing Operations	484.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.2		—	—	—	—	—
Net Income	494.4		48.8	26.6	54.1	45.1	74.6

December 31, 2014
Total Revenues	$3,819.1		$735.1	$531.1	$871.4	$314.4	$424.7
Operating Income	429.5	(b)	107.3	39.2	99.1	27.2	46.0
Income from Continuing Operations	159.6		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	31.9		—	—	—	—	—
Net Income	191.5	(b)	28.6	14.6	45.0	10.9	14.2

(a)	Includes sale of AEPRO (see Note 7).

(b)	Includes termination of coal contract and a KPCo regulatory disallowance (see Note 4).

Public Service Co Of Oklahoma [Member]
Schedule of Quarterly Financial Information [Table Text Block]

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2015
Total Revenues	$4,580.4		$899.0	$586.3	$918.4	$306.8	$431.7
Operating Income	1,102.8		273.5	124.4	122.9	34.9	92.3
Income from Continuing Operations	620.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.5		—	—	—	—	—
Net Income	630.7		141.8	72.7	65.4	13.7	46.7

June 30, 2015
Total Revenues	$3,826.7		$682.0	$544.3	$705.8	$319.5	$438.1
Operating Income	804.1		145.7	91.4	96.5	55.5	110.1
Income from Continuing Operations	431.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(0.1)		—	—	—	—	—
Net Income	431.3		59.0	50.6	47.7	27.1	59.5

September 30, 2015
Total Revenues	$4,431.4		$727.5	$568.3	$782.3	$420.3	$532.5
Operating Income	960.2		157.9	103.4	140.9	84.5	141.2
Income from Continuing Operations	511.8		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	7.8		—	—	—	—	—
Net Income	519.6		74.6	56.6	71.6	44.7	82.1

December 31, 2015
Total Revenues	$3,614.7		$655.0	$487.3	$692.2	$292.6	$378.6
Operating Income	466.4		133.7	50.7	100.5	18.3	25.6
Income from Continuing Operations	205.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	265.5	(a)	—	—	—	—	—
Net Income	470.7		65.2	24.9	48.0	7.0	7.7

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2014
Total Revenues	$4,497.5		$913.4	$641.8	$880.2	$301.4	$440.6
Operating Income	1,032.3		220.0	146.0	115.7	25.3	64.7
Income from Continuing Operations	558.3		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	2.7		—	—	—	—	—
Net Income	561.0		101.8	87.1	60.8	8.4	23.0

June 30, 2014
Total Revenues	$3,900.6		$694.7	$533.9	$786.1	$318.8	$449.3
Operating Income	760.7		110.7	57.1	114.0	48.9	78.8
Income from Continuing Operations	388.4		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	2.7		—	—	—	—	—
Net Income	391.1		36.2	27.3	56.5	22.5	32.8

September 30, 2014
Total Revenues	$4,161.4		$709.9	$542.9	$839.2	$417.0	$531.8
Operating Income	904.9		130.2	62.9	104.7	87.4	133.2
Income from Continuing Operations	484.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.2		—	—	—	—	—
Net Income	494.4		48.8	26.6	54.1	45.1	74.6

December 31, 2014
Total Revenues	$3,819.1		$735.1	$531.1	$871.4	$314.4	$424.7
Operating Income	429.5	(b)	107.3	39.2	99.1	27.2	46.0
Income from Continuing Operations	159.6		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	31.9		—	—	—	—	—
Net Income	191.5	(b)	28.6	14.6	45.0	10.9	14.2

(a)	Includes sale of AEPRO (see Note 7).

(b)	Includes termination of coal contract and a KPCo regulatory disallowance (see Note 4).

Southwestern Electric Power Co [Member]
Schedule of Quarterly Financial Information [Table Text Block]

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2015
Total Revenues	$4,580.4		$899.0	$586.3	$918.4	$306.8	$431.7
Operating Income	1,102.8		273.5	124.4	122.9	34.9	92.3
Income from Continuing Operations	620.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.5		—	—	—	—	—
Net Income	630.7		141.8	72.7	65.4	13.7	46.7

June 30, 2015
Total Revenues	$3,826.7		$682.0	$544.3	$705.8	$319.5	$438.1
Operating Income	804.1		145.7	91.4	96.5	55.5	110.1
Income from Continuing Operations	431.4		—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(0.1)		—	—	—	—	—
Net Income	431.3		59.0	50.6	47.7	27.1	59.5

September 30, 2015
Total Revenues	$4,431.4		$727.5	$568.3	$782.3	$420.3	$532.5
Operating Income	960.2		157.9	103.4	140.9	84.5	141.2
Income from Continuing Operations	511.8		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	7.8		—	—	—	—	—
Net Income	519.6		74.6	56.6	71.6	44.7	82.1

December 31, 2015
Total Revenues	$3,614.7		$655.0	$487.3	$692.2	$292.6	$378.6
Operating Income	466.4		133.7	50.7	100.5	18.3	25.6
Income from Continuing Operations	205.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	265.5	(a)	—	—	—	—	—
Net Income	470.7		65.2	24.9	48.0	7.0	7.7

Quarterly Periods Ended:	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2014
Total Revenues	$4,497.5		$913.4	$641.8	$880.2	$301.4	$440.6
Operating Income	1,032.3		220.0	146.0	115.7	25.3	64.7
Income from Continuing Operations	558.3		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	2.7		—	—	—	—	—
Net Income	561.0		101.8	87.1	60.8	8.4	23.0

June 30, 2014
Total Revenues	$3,900.6		$694.7	$533.9	$786.1	$318.8	$449.3
Operating Income	760.7		110.7	57.1	114.0	48.9	78.8
Income from Continuing Operations	388.4		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	2.7		—	—	—	—	—
Net Income	391.1		36.2	27.3	56.5	22.5	32.8

September 30, 2014
Total Revenues	$4,161.4		$709.9	$542.9	$839.2	$417.0	$531.8
Operating Income	904.9		130.2	62.9	104.7	87.4	133.2
Income from Continuing Operations	484.2		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	10.2		—	—	—	—	—
Net Income	494.4		48.8	26.6	54.1	45.1	74.6

December 31, 2014
Total Revenues	$3,819.1		$735.1	$531.1	$871.4	$314.4	$424.7
Operating Income	429.5	(b)	107.3	39.2	99.1	27.2	46.0
Income from Continuing Operations	159.6		—	—	—	—	—
Income from Discontinued Operations, Net of Tax	31.9		—	—	—	—	—
Net Income	191.5	(b)	28.6	14.6	45.0	10.9	14.2

(a)	Includes sale of AEPRO (see Note 7).

(b)	Includes termination of coal contract and a KPCo regulatory disallowance (see Note 4).